SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Ordinary shares, Authorized	250,000,000	250,000,000
Ordinary shares, issued	40,041,870	39,034,759
Ordinary shares, outstanding	40,041,870	39,034,759
Ordinary shares, par value	₪ 0.01	₪ 0.01